Other Accounts Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Accounts Liabilities

NOTE 5 – OTHER ACCOUNTS LIABILITIES

	December 31,
	2020	2019

Employees and related institutions	110,220	135,901
Accrued expenses	392,442	184,616
Right Of Use liability arising from operating lease	15,049	52,093
Affiliated company (*)	-	8,122
	517,711	380,732

(*)	On April 2, 2019, the Company invested 10,000 Canadian Dollars for 20% of the outstanding shares of Savecann Solutions Inc. (“Savescann”) a newly formed company registered in Canada. Savecann intended to market the Company’s solutions to the Cannabis market.

On April 21, 2020, the Company sold its entire holdings in Savecann for total consideration of 10,000 Canadian Dollars ($7,000), of which $2,704 were not paid yet and are presented as part of other current assets.